Cover Page	Nov. 09, 2026
Entity Information [Line Items]
Entity Emerging Growth Company	false
Document Type	8-K
Document Period End Date	Nov. 09, 2026
Entity Registrant Name	IPALCO ENTERPRISES, INC.
Entity Incorporation, State or Country Code	IN
Entity Tax Identification Number	35-1575582
Entity Address, Address Line One	One Monument Circle
Entity Address, City or Town	Indianapolis
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46204
City Area Code	317
Local Phone Number	261-8261
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Central Index Key	0000728391
Amendment Flag	false